Employee Equity Incentive Plans (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 27, 2014	Dec. 26, 2014	Dec. 31, 2011
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Market-Based Restricted Stock Units Performance Period (In Years)	3 years
Share-based Compensation	$ 1,148,000,000	$ 1,118,000,000	$ 1,102,000,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	555,000,000	385,000,000	510,000,000
Closing Price of Intel Common Stock					$ 37.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	68,000,000	186,000,000	205,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	611,000,000	265,000,000	517,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Apr. 01, 2021
Participation Percentage in Stock Purchase Plan	76.00%	76.00%	72.00%	76.00%
Share-based Compensation Arrangements By Share-based Payment Award, Restricted Stock Units [Roll Forward]
Number of RSUs outstanding, ending balance	77.3			77.3
Number Of RSUs expected to vest	112.1			112.1
Stock Options Vested And Expected To Vest [Abstract]
Number of options expected to vest	21.2			21.2
Total number of options vested and expected to vest	75.9			75.9
Weighted-average exercise price for expected to vest options (in dollars per share)	$ 23.74			$ 23.74
Weighted-average exercise price for vested and expected to vest options (in dollars per share)	$ 21.25			$ 21.25
Weighted-average remaining contractual term for vested options (in years)	2 years 3 months 19 days
Weighted-average remaining contractual term for expected to vest options (in years)	4 years 9 months 22 days
Weighted-average remaining contractual term for vested and expected to vest options (in years)	3 years
Aggregate intrinsic value for vested options	944,000,000			944,000,000
Aggregate intrinsic value for expected to vest options	293,000,000			293,000,000
Total Aggregate intrinsic value for vested and expected to vest options	1,237,000,000			1,237,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, beginning balance	153.0	202.8	298.3
Number of options granted	0.6	20.1	13.5
Number of options exercised	(63.7)	(65.0)	(85.8)
Number of options cancelled and forfeited	(2.7)	(3.0)	(3.9)
Number of options expired	(9.9)	(1.9)	(19.3)
Number of options outstanding, ending balance	77.3	153.0	202.8	77.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-average exercise price of stock options (in dollars per share)	$ 21.30	$ 21.10	$ 20.20	$ 21.30		$ 20.12
Weighted-average exercise price for stock option grants during the year (in dollars per share)	$ 25.34	$ 22.99	$ 27.01
Weighted-average exercise price for stock option exercises during the year (in dollars per share)	$ 19.87	$ 18.76	$ 20.45
Weighted-average exercise price for stock option cancellations and forfeitures during the year (in dollars per share)	$ 23.70	$ 22.58	$ 21.17
Weighted-average exercise price for stock option expirations during the year (in dollars per share)	$ 27.00	$ 22.56	$ 22.45
Number of options exercisable	54.7	111.5	139.8	54.7
Weighted-average exercise price for options exercisable (in dollars per share)	$ 20.29	$ 20.25	$ 19.76	$ 20.29
Range Of Exercise Prices And Options Outstanding [Abstract]
Weighted-average remaining Contractual Life (in years), Total	3 years
$1.82-$15.00 [Member]
Range Of Exercise Prices And Options Outstanding [Abstract]
Number of outstanding options	0.7			0.7
Weighted-average remaining Contractual Life (in years)	3 years
Weighted-average exercise price for outstanding options (in dollars per share)	$ 11.60			$ 11.60
Number of exercisable options	0.7			0.7
Weighted-average exercise price for exercisable options (in dollars per share)	$ 11.60			$ 11.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 1.82
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 15.00
$15.01-$20.00 [Member]
Range Of Exercise Prices And Options Outstanding [Abstract]
Number of outstanding options	32.9			32.9
Weighted-average remaining Contractual Life (in years)	1 year 9 months 22 days
Weighted-average exercise price for outstanding options (in dollars per share)	$ 18.27			$ 18.27
Number of exercisable options	32.9			32.9
Weighted-average exercise price for exercisable options (in dollars per share)	$ 18.27			$ 18.27
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 15.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 20.00
$20.01-$25.00 [Member]
Range Of Exercise Prices And Options Outstanding [Abstract]
Number of outstanding options	34.0			34.0
Weighted-average remaining Contractual Life (in years)	3 years 11 months
Weighted-average exercise price for outstanding options (in dollars per share)	$ 22.75			$ 22.75
Number of exercisable options	17.2			17.2
Weighted-average exercise price for exercisable options (in dollars per share)	$ 22.89			$ 22.89
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 20.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 25.00
$25.01-$27.42 [Member]
Range Of Exercise Prices And Options Outstanding [Abstract]
Number of outstanding options	9.7			9.7
Weighted-average remaining Contractual Life (in years)	4 years 3 months 19 days
Weighted-average exercise price for outstanding options (in dollars per share)	$ 27.11			$ 27.11
Number of exercisable options	3.9			3.9
Weighted-average exercise price for exercisable options (in dollars per share)	$ 27.21			$ 27.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 25.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 27.42
Minimum [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Exercise Price Of Options Exercised (In Dollars Per Share)				$ 1.12
Maximum [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Exercise Price Of Options Exercised (In Dollars Per Share)				$ 28.15
Restricted Stock Units (RSUs) [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,800,000,000			1,800,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 3 months 19 days
Share-based Compensation Arrangements By Share-based Payment Award, Restricted Stock Units [Roll Forward]
Number of RSUs outstanding, beginning balance	113.3	109.3	107.0
Number of RSUs granted	57.2	53.4	49.9
Number of RSUs vested	(42.5)	(44.5)	(43.2)
Number of RSUs forfeited	(8.6)	(4.9)	(4.4)
Number of RSUs outstanding, ending balance	119.4	113.3	109.3	119.4
Share-based Compensation Arrangements By Share-based Payment Award, Restricted Stock Units, Weighted Average Exercise Price [Roll Forward]
Weighted-average grant date fair value of RSU balance (in dollars per share)	$ 23.89	$ 22.47	$ 22.03	$ 23.89		$ 19.18
Weighted-average grant date fair value of granted RSUs (in dollars per share)	$ 25.40	$ 21.45	$ 25.32
Weighted-average grant date fair value of vested RSUs (in dollars per share)	$ 22.33	$ 20.21	$ 18.88
Weighted-average grant date fair value of forfeited RSUs (in dollars per share)	$ 22.94	$ 22.06	$ 20.93
Weighted-average grant date fair value of RSUs expected to vest (in dollars per share)	$ 23.88			$ 23.88
Restricted Stock Units, Stock Options, And Stock Purchase Plan Estimated Values And Weighted Average Assumptions [Abstract]
Risk-free interest rate	0.50%	0.20%	0.30%
Dividend yield	3.30%	3.80%	3.30%
Volatility (percent)	23.00%	25.00%	26.00%
Stock Option Awards [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	34,000,000			34,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	11 months
Restricted Stock Units, Stock Options, And Stock Purchase Plan Estimated Values And Weighted Average Assumptions [Abstract]
Estimated values (in dollars per share)	$ 3.61	$ 3.11	$ 4.22
Expected life (in years)	5 years 1 month 17 days	5 years 2 months 12 days	5 years 3 months 18 days
Risk-free interest rate	1.70%	0.80%	1.00%
Dividend yield	3.60%	3.90%	3.30%
Volatility (percent)	23.00%	25.00%	25.00%
Market Based Restricted Stock Units [Member]
Share-based Compensation Arrangements By Share-based Payment Award, Restricted Stock Units [Roll Forward]
Number of RSUs outstanding, ending balance	4.0			4.0
Market Based Restricted Stock Units [Member] | Minimum [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Vesting range (percent)	0.00%			0.00%
Market Based Restricted Stock Units [Member] | Maximum [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Vesting range (percent)	200.00%			200.00%
2006 Equity Incentive Plan [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	719			719
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	258			258
Restricted Stock or Stock Units, 2006 Plan [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	517			517
Restricted Stock or Stock Units, 2006 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	1,100,000,000	1,000,000,000	1,200,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value Amount	949,000,000	899,000,000	816,000,000
Stock Purchase Plan [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	373			373
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	197			197
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	85.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	13,000,000			13,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 month 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	19.4	20.5	17.4
Employee Purchases, Amount	393,000,000	369,000,000	355,000,000
Restricted Stock Units, Stock Options, And Stock Purchase Plan Estimated Values And Weighted Average Assumptions [Abstract]
Estimated values (in dollars per share)	$ 5.87	$ 4.52	$ 5.47
Expected life (in years)	6 months	6 months	6 months
Risk-free interest rate	0.10%	0.10%	0.10%
Dividend yield	3.20%	4.00%	3.30%
Volatility (percent)	22.00%	22.00%	24.00%
Share-based Compensation [Member]
Employee Equity Incentive Plans, (Textual) (Details) [Abstract]
Other Inventory, Capitalized Costs, Gross	$ 39,000,000	$ 38,000,000	$ 41,000,000	$ 39,000,000